Note 12 - Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	2016	2015
Net operating revenues from:
Waste management services:
External customer revenues	$44,306	$38,278
Intersegment revenues	-	-
Total waste management services	44,306	38,278

Golf and related operations:
External customer revenues	17,046	14,812
Intersegment revenues	70	90
Total golf and related operations	17,116	14,902

Segment operating revenues	61,422	53,180
Intersegment eliminations	(70)	(90)
Total net operating revenues	$61,352	$53,090

Income (loss) before income taxes:
Waste management services	$2,777	$1,758
Golf and related operations	254	(26)
Segment income before taxes	3,031	1,732
Corporate interest expense	(361)	(130)
Corporate other income, net	9	24
General corporate expenses	(2,963)	(2,789)
Loss before income taxes	$(284)	$(1,163)
	2016	2015
Depreciation and amortization expense:
Waste management services	$645	$646
Golf and related operations	1,998	1,732
Corporate	173	182
Total	$2,816	$2,560

Interest expense:
Waste management services	$3	$4
Golf and related operations	15	13
Corporate	361	130
Total	$379	$147

Capital expenditures:
Waste management services	$14	$10
Golf and related operations	3,296	8,769
Corporate	79	14
Total	$3,389	$8,793

Total assets:
Waste management services	$25,015	$22,575
Golf and related operations	44,728	43,390
Corporate	51,937	47,800
Subtotal	121,680	113,765
Elimination of intersegment receivables	(53,782)	(51,463)
Total	$67,898	$62,302